Form N-1A Cover	Jul. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK ETF TRUST
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Prospectus Date	Nov. 09, 2026